Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0000912892
Registrant Name	GRUPO TELEVISA, S.A.B.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A